Liabilities Measured at Fair Value on Recurring Basis (Detail) - Put Option - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 2,250	$ 2,040
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Liabilities	$ 2,250	$ 2,040